Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current income tax provision (benefit):
Federal			$ 749
State and Local			377	$ 286
Foreign			5
Total current expense (benefit):			1,131	286
Deferred income tax provision (benefit):
Federal			(714)
State and Local			(29)
Total deferred expense (benefit):			(743)
Total income tax provision (benefit)	$ 630	$ 64	$ 388	$ 286